SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS
7)	SUBSEQUENT EVENTS
The Company has evaluated its subsequent events from the balance sheet date through the date of this report and determined that there are no additional events to disclose.